CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor
Net Income / (Loss)	$ 25,910	$ (367)	$ (3,904)	$ 46,072
Adjustments to reconcile Net Income to Cash from Operating Activities:
Depreciation and Amortization	2,526	14,405	48,086	34,877
Reduction in Operating Lease Right-of-use Assets			25,880	33,541
Loss on Asset Transactions, net		(811)	413	1,249
Unrealized Loss (Gain) on Fuel Derivatives		12,006	12,206	(10,791)
Amortization of Over-market Liabilities		(17,275)	(10,421)	(14,064)
Deferred Income Taxes		147	(789)	14,022
Amazon Warrants Vested			1,866
Stock-based Compensation Expense		373	2,110	1,888
Amortization of Debt Issuance Costs		252	1,523	481
Changes in Operating Assets and Liabilities:
Accounts Receivable	8,148	20,732	(6,282)	(11,353)
Due From Predecessor Parent	(7,370)
Inventory	(293)	156	(614)	(869)
Prepaid Expenses	(5,519)	(6,171)	15	2,278
Lessor Maintenance Deposits	(3,148)	(14,193)	(9,415)	(17,466)
Aircraft Lease Deposits	(1,151)	133	1,290	(1,179)
Other Assets		(718)	(5,447)	(566)
Accounts Payable	21,690	(9,710)	(7,174)	9,037
Accrued Transportation Taxes	1,287	(1,868)	(7,845)	3,359
Air Traffic Liabilities	(33,983)	33,470	(15,584)	11,309
Loyalty Program Liabilities	71	(13,216)	(823)	(5,925)
Reduction in Operating Lease Obligations			(28,352)	(34,365)
Other Liabilities	(3,585)	(3,581)	3,635	1,737
Net Cash Provided by Operating Activities	4,583	13,764	374	63,272
Cash Flows from Investing Activities:
Purchases of Property & Equipment	(2,577)	(78,687)	(96,298)	(69,816)
Proceeds from the sale of Property & Equipment			200
Purchase of Investments	(118)	(5,372)	(927)	(3,394)
Proceeds from the Sale of Investments	101	3,236	997	3,646
Net Cash Used in Investing Activities	(2,594)	(80,823)	(96,028)	(69,564)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders		47,866
Cash Distributions to Stockholder	(10,549)
Proceeds Received from Exercise of Apollo Warrants			21
Proceeds from Borrowings		63,341	265,307	41,630
Proceeds received for Amazon Warrants				4,667
Repayment of Finance Lease Obligations	(49)	(3,160)	(89,697)	(8,258)
Repayment of Borrowings	(82)	(5,854)	(69,906)	(10,153)
Debt Issuance Costs			(4,186)	(557)
Net Cash Provided by Financing Activities	(10,680)	102,193	101,539	27,329
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	(8,691)	35,133	5,885	21,037
Cash, Cash Equivalents and Restricted Cash--Beginning of the Period	16,999	8,308	64,478	43,441
Cash, Cash Equivalents and Restricted Cash--End of the Period	8,308	43,441	70,363	64,478
Supplemental information:
Cash Payments for Interest	$ 402	4,364	20,304	16,424
Cash Payments for Income Taxes, net		11	47	385
Lease Deposits Applied Against the Purchase of Aircraft			19,976
Aircraft and Flight Equipment Acquired through Finance Leases		84,773		108,978
Right-of-use Assets Acquired through Operating Leases				5,470
Purchases of Property & Equipment in Accounts Payable			$ 734	$ 991
Loans to Stockholders		$ 3,500